Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Consolidated Balance Sheets
Allowance for doubtful accounts	¥ 25,374
Common stock, authorized shares	72,000,000	72,000,000
Common stock, issued shares	35,491,360	34,411,360
Common stock, outstanding shares	35,491,360	34,411,360
Treasury stock, shares	630	630